                                             UAM Funds
                                             Funds for the Informed Investor(SM)

Cambiar Opportunity Portfolio
Semi-Annual Report                                              October 31, 2000



                                                                   [LOGO OF UAM]

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................     1

Portfolio of Investments ................................................     4

Statement of Assets and Liabilities .....................................     7

Statement of Operations .................................................     8

Statement of Changes in Net Assets ......................................     9

Financial Highlights ....................................................    10

Notes to Financial Statements ...........................................    11
--------------------------------------------------------------------------------
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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October 31, 2000

Dear Shareholder:

Semi Annual Report, October 2000

Not only will the United States change its head of state this year; the leadership of the stock market is also changing. There are many important lessons that political, economic and financial history offer. Among the most important is the concept of change -- and specifically the only thing we can safely count on with regard to the current environment is that it can and indeed shall change over the course of time. As we headed into the year 2000, many investors believed that stock prices and valuations reflected not only a near perfect environment, but additionally a high degree of certainty that perfection would continue unabated. The economic environment in the United States in 1999 was arguably the best year of the 20th century, with low inflation and unemployment, highly available capital resources, negligible legitimate threats to national security, and the open-ended promise of new industries based on exciting new technologies. We felt this heightened optimism was not a prescription for continued extraordinary gains, but more likely for a challenging year to come.

This year has certainly proven to be a very rough year for stocks. The S&P 500 and Nasdaq Composite indexes are down approximately 2% and 17%, respectively, year-to-date. This represents the worst performance these indexes have experienced since 1990. Last year's superstar performer, the Nasdaq, reached an interim low on October 12th, down roughly 40% from its brief high experienced in March, which constitutes the worst bear market for a major U.S. index since 1973-4. The 1987 stock market crash was a 36% top to bottom affair, to put this in some perspective. While we feel that there are fair reasons to believe stocks may gain back some ground between now and the end of the year, it is more probable than not that some or all of these benchmarks will be in the red for the full-year tally.

During this period we began to see a broadening in the marketplace with a variety of stocks participating without dependence on a particular sector or capitalization size. Several stocks previously considered leaders in the market started to falter, particularly large-cap technology names. This in turn caused money flows to be more widely dispersed. The market also continued its cautious stance due to a slowing economy, rising oil prices, tensions in the Middle East, and a weakening Euro currency, as well as numerous negative pre-announcements from companies not able to meet their earnings expectations. Cambiar's fundamental stock selection process has

                                       1
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

worked well in this volatile environment as the money flows moved toward companies with reasonable valuations and sound corporate fundamentals.

The Cambiar Opportunity Fund was up 18.05% for the semi-annual period April 30, 2000 through October 31, 2000, versus -1.03% for the S&P 500. Nearly all sectors in Cambiar's portfolio positively influenced performance with financial, energy, technology and healthcare holdings being the greatest contributors.

Going forward, we believe the market will remain somewhat directionless and anticipate market volatility to persist for the remainder of the year. Cambiar will continue to apply its bottom up, relative-value approach to stock selection using rigorous fundamental analysis to confirm the long-term outlook of a company and we believe our style will bode well with the existing market conditions.



Sincerely,


/s/ Brian Barish

Brian Barish
Senior Vice President
Cambiar Investors, Inc.


All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                                       2
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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                        Definition of Comparative Indices
                        ---------------------------------

NASDAQ Composite Index is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.


Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                                       3
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.8%

                                                           Shares        Value
                                                         ----------   ----------
AEROSPACE & DEFENSE -- 2.2%
   Raytheon Company, Cl B ........................          3,200     $  109,400
                                                                      ----------
AIRCRAFT -- 3.3%
   Honeywell International .......................          3,000        161,437
                                                                      ----------
BANKING -- 6.5%
   Bank of America ...............................          2,500        120,156
   Firstar .......................................          3,000         59,062
   ING Groep ADR .................................          2,071        143,287
                                                                      ----------
                                                                         322,505
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.4%
   Fox Entertainment Group, Cl A* ................          1,000         21,500
                                                                      ----------
COMPUTERS & SERVICES -- 33.1%
   3Com* .........................................         21,000        371,437
   BMC Software* .................................          7,800        158,438
   Compaq Computer ...............................          8,800        267,608
   Electronic Data Systems .......................          3,000        140,812
   J.D. Edwards & Company* .......................          5,500        142,312
   Novell* .......................................          2,000         17,937
   Palm* .........................................          1,949        104,393
   Symantec* .....................................          2,300         89,844
   Synopsys* .....................................          5,900        205,394
   Unisys* .......................................         11,400        145,350
                                                                      ----------
                                                                       1,643,525
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 6.0%
   Diageo ADR ....................................          5,100        191,888
   Philip Morris .................................          2,900        106,213
                                                                      ----------
                                                                         298,101
                                                                      ----------
INSURANCE -- 10.0%
   Allstate ......................................          3,000        120,750
   MBIA ..........................................          2,000        145,375
   Metlife Inc* ..................................          8,400        232,050
                                                                      ----------
                                                                         498,175
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                       4
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares          Value
                                                       ----------      ---------

MISCELLANEOUS BUSINESS SERVICES -- 7.4%
   First Data ..................................           3,000       $ 150,375
   Genuity* ....................................          20,000         110,000
   Manpower ....................................           2,900         100,956
                                                                       ---------
                                                                         361,331
                                                                       ---------
PETROLEUM & FUEL PRODUCTS -- 4.4%
   Conoco, Cl B ................................           5,000         135,938
   Transocean Sedco Forex ......................           1,600          84,800
                                                                       ---------
                                                                         220,738
                                                                       ---------
PHARMACEUTICALS -- 9.5%
   Abbott Laboratories .........................           3,400         179,563
   Biogen* .....................................           1,200          72,225
   Mylan Laboratories ..........................           3,000          84,000
   Roche Holdings ADR ..........................           1,500         136,979
                                                                       ---------
                                                                         472,767
                                                                       ---------
PRINTING & PUBLISHING -- 2.9%
   Gannett .....................................           2,500         145,000
                                                                       ---------
RETAIL-SPECIALTY -- 4.0%
   Abercrombie & Fitch, Cl A* ..................           5,000         117,813
   Jones Apparel Group* ........................           3,000          83,438
                                                                       ---------
                                                                         201,251
                                                                       ---------
TELEPHONES & TELECOMMUNICATION -- 6.7%
   AT&T Wireless Group* ........................           3,200          79,800
   Global Telesystems Group* ...................         300,000          64,875
   SBC Communications ..........................           3,300         190,369
                                                                       ---------
                                                                         335,044
                                                                       ---------
TRANSPORTATION -- 2.4%
   Galileo International .......................           6,000         118,500
                                                                       ---------
   TOTAL COMMON STOCKS
      (Cost $4,117,633) ........................                       4,909,274
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.3%

                                                         Face
                                                        Amount         Value
                                                     -----------    -----------
REPURCHASE AGREEMENT -- 1.3%
  Chase Securities, Inc. 6.35%, dated 10/31/00,
     due 11/01/00, to be repurchased at $65,011,
     collateralized by $48,687 of various
     U.S. Treasury Obligations valued at
     $65,001 (Cost $65,000) .....................    $    65,000    $    65,000
                                                                    -----------
  TOTAL INVESTMENTS -- 100.1%
     (Cost $4,182,633) (a) ......................                     4,974,274
                                                                    -----------
  OTHER ASSETS AND LIABILITIES, NET -- (0.1%) ...                        (2,617)
                                                                    -----------
  TOTAL NET ASSETS -- 100.0% ....................                   $ 4,971,657
                                                                    ===========

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
(a) The cost for Federal income tax purposes was $4,182,633. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $791,641. This consisted of aggregate gross unrealized appreciation for all securities was $1,018,233 and aggregate gross unrealized depreciation for all securities of $226,592.



The accompanying notes are an integral part of the financial statements.

                                       6
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES


Assets
Investments, at Cost .........................................................        $4,182,633
                                                                                      ==========
Investments, at Value--Note A ................................................        $4,974,274
Cash .........................................................................               578
Receivable from Investment Adviser--Note B ...................................             6,598
Dividends and Interest Receivable ............................................            12,373
                                                                                      ----------
   Total Assets ..............................................................         4,993,823
                                                                                      ----------
Liabilities
Payable for Administrative Fees--Note C ......................................             6,528
Payable for Custodian Fees--Note D ...........................................               500
Payable for Trustees' Fees--Note F ...........................................               275
Other Liabilities ............................................................            14,863
                                                                                      ----------
   Total Liabilities .........................................................            22,166
                                                                                      ----------
Net Assets ...................................................................        $4,971,657
                                                                                      ==========
Net Assets Consist of:
Paid in Capital ..............................................................         3,348,204
Undistributed Net Investment Income ..........................................            26,888
Accumulated Net Realized Gain ................................................           804,924
Unrealized Appreciation ......................................................           791,641
                                                                                      ----------
Net Assets ...................................................................        $4,971,657
                                                                                      ==========
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization, no par value) ........           298,019
Net Asset Value, Offering and Redemption Price Per Share .....................            $16.68
                                                                                          ======


The accompanying notes are an integral part of the financial statements.

                                       7
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   FOR THE SIX MONTHS ENDED
                                                   OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


Investment Income
Dividends ......................................................................   $  28,340
Interest .......................................................................      26,873
                                                                                   ---------
   Total Income ................................................................      55,213
                                                                                   ---------
Expenses
Administrative Fees--Note C ....................................................      40,629
Investment Advisory Fees--Note B ...............................................      22,049
Printing Fees ..................................................................       8,666
Registration and Filing Fees ...................................................       7,312
Professional Fees ..............................................................       6,409
Custodian Fees--Note D .........................................................       1,486
Trustees' Fees--Note F .........................................................       1,227
Other Expenses .................................................................       3,437
Investment Advisory Fees Waived--Note B ........................................     (22,049)
Expenses Assumed by the Adviser--Note B ........................................     (40,383)
                                                                                   ---------
   Net Expenses Before Expense Offset ..........................................      28,783

Expense Offset--Note A .........................................................        (119)
                                                                                   ---------
   Net Expenses After Expense Offset ...........................................      28,664
                                                                                   ---------
Net Investment Income ..........................................................      26,549
                                                                                   ---------
Net Realized Gain on Investments ...............................................      44,599
Net Change in Unrealized Appreciation (Depreciation) on Investments ............     695,041
                                                                                   ---------
Net Gain on Investments ........................................................     739,640
                                                                                   ---------
Net Increase in Net Assets Resulting from Operations ...........................   $ 766,189
                                                                                   =========


The accompanying notes are an integral part of the financial statements.

                                       8
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months         Year
                                                                              Ended           Ended
                                                                        October 31, 2000     April 30,
                                                                           (Unaudited)         2000
                                                                        ----------------  --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...............................................   $    26,549      $       347
   Net Realized Gain ...................................................        44,599          760,324
   Net Change in Unrealized Appreciation (Depreciation) ................       695,041         (100,179)
                                                                           -----------      -----------
   Net Increase in Net Assets Resulting from Operations ................       766,189          660,492
                                                                           -----------      -----------
Distributions:
   Net Investment Income ...............................................            --             (525)
   In Excess of Net Investment Income ..................................            --          (13,692)
   Net Realized Gain ...................................................            --         (209,451)
                                                                           -----------      -----------
       Total Distributions .............................................            --         (223,668)
                                                                           -----------      -----------
Capital Share Transactions (1):
   Issued ..............................................................       279,123        1,260,107
   In Lieu of Cash Distributions .......................................            --          179,693
   Redeemed ............................................................      (149,115)        (189,971)
                                                                           -----------      -----------
   Net Increase from Capital Share Transactions ........................       130,008        1,249,829
                                                                           -----------      -----------
       Total Increase ..................................................       896,197        1,686,653
Net Assets:
   Beginning of Period .................................................     4,075,460        2,388,807
                                                                           -----------      -----------
   End of Period (including undistributed net income of $26,888
     and $339, respectively) ...........................................   $ 4,971,657      $ 4,075,460
                                                                           ===========      ===========
(1) Shares Issued and Redeemed:
   Shares Issued .......................................................        19,194           94,418
   In Lieu of Cash Distributions .......................................            --           13,767
   Shares Redeemed .....................................................        (9,608)         (14,169)
                                                                           -----------      -----------
   Net Increase in Shares Outstanding ..................................         9,586           94,016
                                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.

                                       9
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                             Six Months         Year         June 30,
                                                               Ended           Ended         1998* to
                                                         October 31, 2000     April 30,      April 30,
                                                            (Unaudited)         2000           1999
                                                            -----------       --------       --------
Net Asset Value, Beginning of Period .................        $ 14.13         $  12.29       $ 10.00
Income from Investment Operations
   Net Investment Income .............................           0.08              --           0.04
   Net Realized and Unrealized Gain ..................           2.47             2.78          2.29
                                                              -------         --------       -------
   Total from Investment Operations ..................           2.55             2.78          2.33
                                                              -------         --------       -------
Distributions:
   Net Investment Income .............................             --               --         (0.04)
   In Excess of Net Investment Income ................             --            (0.07)           --
   Net Realized Gain .................................             --            (0.87)           --
                                                              -------         --------       -------
   Total Distributions ...............................             --            (0.94)        (0.04)
                                                              -------         --------       -------
Net Asset Value, End of Period .......................        $ 16.68         $  14.13       $ 12.29
                                                              =======         ========       =======
Total Return+ ........................................          18.05%***        23.26%        23.44%***
                                                              =======         ========       =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ................        $ 4,972         $  4,075       $ 2,389
Ratio of Expenses to Average Net Assets ..............           1.31%**          1.31%         1.31%**
Ratio of Net Investment Income to
   Average Net Assets ................................           1.20%**          0.01%         0.42%**
Portfolio Turnover Rate ..............................             59%              95%           78%

  * Commencement of Operations
 ** Annualized
*** Not annualized
  + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.



The accompanying notes are an integral part of the financial statements.

                                       10
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Cambiar Opportunity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital growth and preservation by investing primarily in common stocks that have limited downside risk with positive upside potential.
     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

     2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event

                                       11
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

     of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains and losses on investments.

     Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cambiar Investors, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.30% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

                                       12
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

     For the period ended October 31, 2000, the Administrator was paid $40,629, of which $18,305 was paid to SEI for their services, $6,997 to DST for their services, and $4,548 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor "), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six months ended October 31, 2000, the Portfolio made purchases of $2,536,586 and sales of $2,526,593 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a

                                       13
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

$100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2000, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2000, 56% of total shares outstanding were held by 3 record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

                                     NOTES

                                     NOTES

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustee

James F. Orr, III                              William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Gary L. French
Trustee                                        Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Trustee                                        Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Trustee                                        Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Trustee                                        Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cambiar Investors, Inc.
8400 East Prentice Avenue
Suite 460
Englewood, CO 80111

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                           ------------------------------------
                                             This report has been prepared for
                                             shareholders and may be
                                             distributed to others only if
                                             preceded or accompanied by a
                                             current prospectus.
                                           ------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the Cambiar Opportunity Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On November 16, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  1) John T. Bennett, Jr. ......................... 19,010,168    --    451,579
  2) Nancy J. Dunn................................. 19,032,354    --    429,393
  3) William A. Humenuk............................ 19,032,469    --    429,278
  4) Philip D. English............................. 19,032,469    --    429,278
  5) James F. Orr, III............................. 19,030,371    --    431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                       161,729  2,332         0

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............    163,844    --        217
  b) Borrowing:....................................    163,844    --        217
  c) Issuing of Senior Securities:.................    163,844    --        217
  d) Underwriting:.................................    163,844    --        217
  e) Industry Concentration:.......................    163,844    --        217
  f) Investment in Real Estate:....................    163,844    --        217
  g) Commodities:..................................    163,844    --        217
  h) Lending:......................................    163,844    --        217
  i) Illiquid Securities:..........................    163,844    --        217
  j) Control or Management:........................    163,844    --        217
  k) Unseasoned Issuers:...........................    163,844    --        217
  l) Borrowing exceeding 5%:.......................    163,844    --        217
  m) Pledging:.....................................    163,844    --        217
  n) Margin Purchases and Short Sales:.............    163,844    --        217

                                            For:   Against: Abstain:
                                           ------- -------- --------
  o)Directors' Ownership of Shares:        163,844   --       217
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:  163,844   --       217
  q)Futures and Options:                   163,844   --       217

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                           164,061   --       --

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                           163,844   217      --

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                           163,844   217      --

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